  The following information revises and supersedes, as applicable, the information contained in the "Exchanging Shares" section of the Prospectuses of the Funds listed below.

  Supplement dated March 1, 2002 to Prospectuses of the Funds indicated below:

  Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements (except for systematic investment plan exchanges), and all shares are subject to the other requirements of the fund into which exchanges are made. Your shares will not be subject to an initial sales charge at the time of the exchange. Your deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a deferred sales charge. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

             SMITH BARNEY INTERNATIONAL TRUST
                SMITH BARNEY INTERNATIONAL
                  LARGE CAP FUND                 May 1, 2001
             SMITH BARNEY TRUST II
                SMITH BARNEY DIVERSIFIED LARGE
                  CAP GROWTH FUND                February 28, 2002
                SMITH BARNEY SMALL CAP GROWTH
                  OPPORTUNITIES FUND             February 28, 2002
             SMITH BARNEY AGGRESSIVE GROWTH
               FUND INC.                         December 28, 2001
             SMITH BARNEY APPRECIATION FUND INC. April 30, 2001
             SMITH BARNEY ARIZONA MUNICIPALS
               FUND INC.                         September 28, 2001
             SMITH BARNEY CALIFORNIA MUNICIPALS
               FUND INC.                         June 28, 2001
             SMITH BARNEY ALLOCATION SERIES INC. May 31, 2001
                BALANCED PORTFOLIO
                CONSERVATIVE PORTFOLIO
                GLOBAL PORTFOLIO
                GROWTH PORTFOLIO
                HIGH GROWTH PORTFOLIO
                INCOME PORTFOLIO

             SMITH BARNEY EQUITY FUNDS           May 31, 2001
                SMITH BARNEY SOCIAL AWARENESS
                  FUND
             SMITH BARNEY FUNDAMENTAL VALUE
               FUND INC.                         January 28, 2002
             SMITH BARNEY FUNDS, INC.            April 30, 2001
                LARGE CAP VALUE FUND
                U.S. GOVERNMENT SECURITIES FUND
             SMITH BARNEY INCOME FUNDS
                SMITH BARNEY BALANCED FUND       November 28, 2001
                SMITH BARNEY CONVERTIBLE FUND    November 28, 2001
                SMITH BARNEY DIVERSIFIED
                  STRATEGIC INCOME FUND          November 28, 2001
                SMITH BARNEY HIGH INCOME FUND    November 28, 2001
                SMITH BARNEY MUNICIPAL HIGH
                  INCOME FUND                    November 28, 2001
                SMITH BARNEY PREMIUM TOTAL
                  RETURN FUND                    April 30, 2001
                SMITH BARNEY TOTAL RETURN BOND
                  FUND                           November 28, 2001
             SMITH BARNEY INVESTMENT FUNDS INC.
                SMITH BARNEY GOVERNMENT
                  SECURITIES FUND                April 30, 2001
                SMITH BARNEY GROUP SPECTRUM
                  FUND                           January 28, 2002
                SMITH BARNEY HANSBERGER
                  GLOBAL VALUE FUND              August 28, 2001
                SMITH BARNEY INVESTMENT GRADE
                  BOND FUND                      April 30, 2001
                SMITH BARNEY PEACHTREE GROWTH
                  FUND                           April 30, 2001
                SMITH BARNEY PREMIER SELECTIONS
                  ALL CAP GROWTH FUND            August 28, 2001
                SMITH BARNEY PREMIER SELECTIONS
                  GLOBAL GROWTH FUND             August 28, 2001
                SMITH BARNEY PREMIER SELECTIONS
                  LARGE CAP FUND                 August 28, 2001
                SMITH BARNEY SMALL CAP VALUE
                  FUND                           January 28, 2002
                SMITH BARNEY SMALL CAP GROWTH    January 28, 2002,
                  FUND                           As revised
                                                 March 1, 2002

              SMITH BARNEY INVESTMENT SERIES
                 SMITH BARNEY GROWTH AND
                   INCOME FUND                   February 28, 2002
                 SMITH BARNEY INTERNATIONAL
                   AGGRESSIVE GROWTH FUND        February 28, 2002
                 SMITH BARNEY LARGE CAP CORE
                   FUND                          February 28, 2002
              SMITH BARNEY INVESTMENT TRUST
                 SMITH BARNEY INTERMEDIATE
                   MATURITY CALIFORNIA
                   MUNICIPALS FUND               March 30, 2001
                 SMITH BARNEY INTERMEDIATE
                   MATURITY NEW YORK
                   MUNICIPALS FUND               March 30, 2001
                 SMITH BARNEY LARGE
                   CAPITALIZATION GROWTH FUND    March 30, 2001
                 SMITH BARNEY MID CAP CORE FUND  March 30, 2001
              SMITH BARNEY MANAGED
                GOVERNMENTS FUND INC.            November 28, 2001
              SMITH BARNEY MANAGED MUNICIPALS
                FUND INC.                        June 28, 2001
              SMITH BARNEY MASSACHUSETTS
                MUNICIPALS FUND                  March 30, 2001
              SMITH BARNEY MUNI FUNDS
                 FLORIDA PORTFOLIO               July 30, 2001
                 GEORGIA PORTFOLIO               July 30, 2001
                 LIMITED TERM PORTFOLIO          December 19, 2001
                 NATIONAL PORTFOLIO              July 30, 2001
                 NEW YORK PORTFOLIO              July 30, 2001
                 PENNSYLVANIA PORTFOLIO
              SMITH BARNEY NEW JERSEY MUNICIPALS
                FUND, INC.                       July 30, 2001
              SMITH BARNEY OREGON MUNICIPALS
                FUND                             August 28, 2001

             SMITH BARNEY SECTOR SERIES INC.
                SMITH BARNEY FINANCIAL SERVICES
                  FUND                           February 28, 2002
                SMITH BARNEY BIOTECHNOLOGY
                  FUND                           February 28, 2002
                SMITH BARNEY GLOBAL MEDIA AND
                  TELECOMMUNICATIONS FUND        February 28, 2002
                SMITH BARNEY TECHNOLOGY FUND     February 28, 2002
                SMITH BARNEY HEALTH SCIENCES
                  FUND                           February 28, 2002
             SMITH BARNEY SMALL CAP CORE FUND,
               INC.                              April 30, 2001
             SMITH BARNEY WORLD FUNDS, INC.      February 28, 2002
                EUROPEAN PORTFOLIO
                GLOBAL GOVERNMENT BOND
                  PORTFOLIO
                INTERNATIONAL ALL CAP GROWTH
                  PORTFOLIO

FD 02505